SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of Other Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Loss/(gain) on disposal of assets	$ 165	$ (305)
Inventory net realizable value adjustment and write-off	1,216	5,544
Loss/(gain) on fair value of marketable securities	9	175
Unrealized loss on non-hedge derivative contracts	211	0
Accretion of vendor agreement	731	731
Accretion of rehabilitation provision	730	691
Amortization of financing fees	642	1,322
Accretion of 7% Convertible Debentures discount	2,390	2,097
Interest on lease obligation	22	0
Gain on reduction of rehabilitation provisions	(179)	(3,080)
Interest on financing component of deferred revenue (see Note 11)	4,288	4,750
Variable consideration adjustment	3,073
PRSU settlement	(349)	0
Other	$ 12,949	$ 11,925